Derivative Liabilities - Schedule of Fair Value Assumptions of Derivative Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Expected term (in years)	0 years	[1]	2 years 2 months 16 days	6 years 9 months 4 days
Expected volatility	0.00%	[1]	80.94%	92.64%
Risk-free interest rate	0.00%	[1]	1.29%	2.90%
Expected dividends	0.00%	[1]
Grant date fair value per share	$ 0.00	[1]	$ 0.14	$ 0.24

[1]	No derivative liabilities exist during the year ended December 31, 2012.